Equity (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended
	Sep. 19, 2013	Sep. 19, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 12, 2013	Jun. 19, 2012	May 26, 2011
Class of Stock [Line Items]
Common stock, shares authorized			500,000,000	500,000,000
Common stock, par value per share			$ 0.0001	$ 0.0001
Stock repurchase program authorized amount						$ 60,000,000	$ 20,000,000	$ 10,000,000
Treasury share repurchases			17,610,787	5,767,159	5,708,281
Treasury shares, shares	14,264,896	14,264,896	11,290,586
Treasury stock, value	19,434,281	19,434,281	20,696,268	3,085,481
Shares repurchased, average cost per share		$ 1.36
Number of shares issued	12,000,000
Proceeds from issuance of common shares	32,880,000
Dividends per share			$ 0.025	$ 0.025
Distribution of dividends to common shareholders			15,288,919	14,724,740	8,769,530
Total cost of shares repurchased for RSU Plan			7,042,725	0	0
Treasury Shares [Member]
Class of Stock [Line Items]
Treasury share repurchases, shares			9,025,690	2,629,716	4,091,650
Treasury share repurchases			17,610,787	5,767,159	5,708,281
The Plan [Member]
Class of Stock [Line Items]
Exercise of share options, shares				15,124	76,095
Options exercised, price				$ 2.5	$ 0.0001
2007 Plan [Member]
Class of Stock [Line Items]
Exercise of share options, shares			33,000
Options exercised, price			$ 1.21
2007 Plan [Member] | Exercise Price One [Member]
Class of Stock [Line Items]
Exercise of share options, shares				406,666	43,980
Options exercised, price				$ 1.87	$ 1.21
2007 Plan [Member] | Exercise Price Two [Member]
Class of Stock [Line Items]
Exercise of share options, shares				200,000	33,500
Options exercised, price				$ 1.8	$ 1.365
2007 Plan [Member] | Exercise Price Three [Member]
Class of Stock [Line Items]
Exercise of share options, shares				4,082,020
Options exercised, price				$ 1.21
2014 Restricted Stock Unit Plan [Member]
Class of Stock [Line Items]
Shares repurchased under plan			4,234,884
Total cost of shares repurchased for RSU Plan			$ 7,042,725